Long-Term Debt	12 Months Ended
Mar. 31, 2016
Debt Disclosure [Abstract]
Long-Term Debt

NOTE 13: — LONG-TERM DEBT

a.	Composed as follows:

	March 31,
	2016	2015
Mortgage for U.S. headquarters facility (1)	$—	$5,888
Less: current maturities	—	912
	$—	$4,976

(1)

In September 2005, the Company entered into a mortgage agreement for its New York facility and concurrently entered into an interest rate swap with the intention to mitigate the variable mortgage interest rate risk by effectively establishing the mortgage rate at a fixed rate of 6.16%.  In December 2015, the Company repaid the full outstanding balance of the mortgage and interest rate swap.  The Company guaranteed these obligations.  The mortgage on the New York facility was $0 and $5,888 as of March 31, 2016 and 2015, respectively, as the mortgage, and interest rate swap, were fully repaid December 2015.  The mortgage was for an original term of 15 years, bearing interest at the rate of LIBOR plus 1.25%, and has a graduating debt service coverage ratio covenant of 1.90.  At March 31, 2016 and 2015, the debt service coverage ratio was 0 and 2.30, respectively.  The interest rate of this mortgage was effectively fixed at 6.16%, as the Company had an interest rate swap in place which was concurrent with the 15-year term of the mortgage.

b.	Classified by currency, linkage terms and interest rates, the total amount of the liabilities (including current maturities and the reclassified short-term portion) is as follows:

	Weighted-Average Interest Rate		Amount
	March 31,		March 31,
	2016	2015	2016	2015
In, or linked to, U.S. dollars (1)	—	1.43%	$—	$5,888
			$—	$5,888

(1)	See Note 13 a (1) above. See Note 10.a.